Financial instruments and risk management - Exchange rates (Details)	12 Months Ended
	Dec. 31, 2019 Rate	Dec. 31, 2018 Rate	Dec. 31, 2017 Rate	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments and risk management
Average exchange rate	19.25	19.23	18.91
Spot exchange rate	18.89	19.67	19.66	18.89	19.67	19.66